RISKS AND UNCERTAINTIES	9 Months Ended
Sep. 30, 2023
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

NOTE 12- RISKS AND UNCERTAINTIES

Credit Risk – The carrying amount of accounts receivable included in the balance sheet represents the Company’s exposure to credit risk in relation to its financial assets. No other financial asset carries a significant exposure to credit risk. The Company performs ongoing credit evaluations of each customer’s financial condition. The Company maintains allowances for doubtful accounts and such allowances in the aggregate have not exceeded management’s estimates.

The Company has its cash in bank deposits primarily at state owned banks located in the PRC. Historically, deposits in PRC banks have been secured due to the state policy of protecting depositors’ interests. The PRC promulgated a Bankruptcy Law in August 2006, effective June 1, 2007, which contains provisions for the implementation of measures for the bankruptcy of PRC banks. The bank deposits with financial institutions in the PRC are insured by the government authority for up to RMB500,000.

Interest Rate Risk – The Company is exposed to the risk arising from changing interest rates, which may affect the ability of repayment of existing debts and viability of securing future debt instruments within the PRC.

Currency Risk - A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Concentrations - The Company sells its products primarily through direct customers in the PRC and to some extent, the overseas customers in European countries and East Asia such as South Korea and Taiwan.

For the three-month periods ended September 30, 2023 and 2022, five customers accounted for 20.5%, 17.4%, 15.7%, 15.6% and 12.3%, and five customers accounted for 21.9%, 16.3%, 15.0%, 13.4% and 12.9%, respectively, of the Company’s revenue.

For the nine-month periods ended September 30, 2023 and 2022, five customers accounted for 22.0%, 16.1%, 15.9%, 14.4%, and 11.6%, and six customers accounted for 20.5%, 15.9%, 15.6%, 14.5%, 12.3% and 10.2%, respectively, of the Company’s revenue.

And the Company’s top ten customers aggregately accounted for 99.8% and 99.1% of the total revenue for the three-month periods ended September 30, 2023 and 2022, and 99.6% and 99.2% for the nine-month periods ended September 30, 2023 and 2022.

As of September 30, 2023, two customers accounted for 26.7%, and 14.1% of the total accounts receivable balance, respectively.

The Company purchases its raw materials through various suppliers. Raw material purchases from these suppliers which individually exceeded 10% of the Company’s total raw material purchases, accounted for approximately 23.0% (two suppliers) and 47.7% (four suppliers) for the three-month periods, respectively, 11.9% (one supplier) and 47.2% (four suppliers) for the nine-month periods ended September 30, 2023 and 2022, respectively.